Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 29,904	$ 29,611	$ 26,662
Operating expenses
Cost of sales	15,685	15,693	13,831
Selling, general and administrative expenses	6,102	6,170	5,479
Research, development and related expenses	1,634	1,570	1,434
Total operating expenses	23,421	23,433	20,744
Operating income	6,483	6,178	5,918
Interest expense and income
Interest expense	171	186	201
Interest income	(39)	(39)	(38)
Total interest expense - net	132	147	163
Income before income taxes	6,351	6,031	5,755
Tax effect	1,840	1,674	1,592
Net income including noncontrolling interest	4,511	4,357	4,163
Less: Net income attributable to noncontrolling interest	67	74	78
Net income attributable to 3M	$ 4,444	$ 4,283	$ 4,085
Weighted average 3M common shares outstanding - basic (in shares)	693.9	708.5	713.7
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 6.40	$ 6.05	$ 5.72
Weighted average 3M common shares outstanding - diluted (in shares)	703.3	719.0	725.5
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 6.32	$ 5.96	$ 5.63
Cash dividends paid per 3M common share (in dollars per share)	$ 2.36	$ 2.20	$ 2.10